Investment Portfolio	as of July 31, 2020 (Unaudited)

DWS Emerging Markets Fixed Income Fund

	Principal Amount ($)	Value ($)
Bonds 92.4%
Angola 3.6%
Republic of Angola:
REG S, 8.0%, 11/26/2029	500,000	416,250
REG S, 8.25%, 5/9/2028	500,000	422,500
144A, 9.5%, 11/12/2025	2,200,000	2,001,802
(Cost $2,799,446)		2,840,552
Argentina 1.7%
Agua y Saneamientos Argentinos SA, REG S, 6.625%, 2/1/2023	1,000,000	440,000
Republic of Argentina, 4.625%, 1/11/2023	2,000,000	883,020
(Cost $2,787,397)		1,323,020
Azerbaijan 3.4%
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026	1,030,000	1,211,898
State Oil Co. of the Azerbaijan Republic, REG S, 6.95%, 3/18/2030	1,200,000	1,440,576
(Cost $2,375,164)		2,652,474
Bahrain 1.5%
Kingdom of Bahrain, 144A, 6.75%, 9/20/2029	600,000	663,264
The Oil & Gas Holding Co. B.S.C., 144A, 7.5%, 10/25/2027	500,000	543,193
(Cost $1,032,325)		1,206,457
British Virgin Islands 0.7%
Gerdau Trade, Inc., REG S, 4.875%, 10/24/2027 (a) (Cost $527,292)	500,000	531,250
China 1.4%
Country Garden Holdings Co., Ltd., REG S, 7.25%, 4/8/2026 (Cost $1,053,333)	1,000,000	1,101,287
Dominican Republic 3.3%
Dominican Republic International Bond, REG S, 5.5%, 1/27/2025 (Cost $2,466,985)	2,500,000	2,596,250
Ecuador 0.9%
Republic of Ecuador:
144A, 8.875%, 10/23/2027	400,000	203,000
REG S, 10.75%, 1/31/2029	1,000,000	513,750
(Cost $895,275)		716,750
Egypt 2.9%
Arab Republic of Egypt:
REG S, 5.577%, 2/21/2023	1,000,000	1,027,620
144A, 6.125%, 1/31/2022	500,000	513,020
Egypt Government International Bond, REG S, 7.5%, 1/31/2027	700,000	731,391
(Cost $2,238,396)		2,272,031
Ethiopia 1.0%
Federal Republic of Ethiopia, REG S, 6.625%, 12/11/2024 (Cost $784,044)	800,000	792,336
Ghana 3.0%
Republic of Ghana, 144A, 8.125%, 1/18/2026 (Cost $2,344,437)	2,300,000	2,311,040
Ivory Coast 3.0%
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028 (Cost $2,277,457)	2,300,000	2,343,010
Kazakhstan 1.4%
Tengizchevroil Finance Co. International Ltd., 144A, 4.0%, 8/15/2026 (Cost $962,188)	1,000,000	1,068,650
Kenya 1.3%
Republic of Kenya:
144A, 6.875%, 6/24/2024	790,000	801,471
144A, 7.25%, 2/28/2028	200,000	197,604
(Cost $1,012,996)		999,075
Malaysia 1.3%
1MDB Global Investments Ltd., REG S, 4.4%, 3/9/2023 (Cost $944,547)	1,000,000	981,718
Mexico 5.2%
Comision Federal de Electricidad, 144A, 4.875%, 1/15/2024	1,600,000	1,696,016
Petroleos Mexicanos:
5.35%, 2/12/2028	1,000,000	877,500
6.5%, 3/13/2027	1,530,000	1,457,325
(Cost $4,141,916)		4,030,841
Mongolia 0.6%
Mongolia Government International Bond, REG S, 8.75%, 3/9/2024 (Cost $448,529)	400,000	439,616
Namibia 3.2%
Republic of Namibia:
144A, 5.25%, 10/29/2025 (a)	1,200,000	1,203,000
144A, 5.5%, 11/3/2021	1,300,000	1,299,259
(Cost $2,509,565)		2,502,259
Netherlands 3.0%
Braskem Netherlands Finance BV, 144A, 4.5%, 1/10/2028	400,000	377,500
Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/2023	2,000,000	1,939,600
(Cost $2,210,349)		2,317,100
Nigeria 3.0%
Republic of Nigeria:
144A, 6.5%, 11/28/2027	1,860,000	1,768,971
144A, 7.143%, 2/23/2030	570,000	546,562
(Cost $2,405,303)		2,315,533
Oman 4.2%
Oman Government International Bond:
144A, 5.375%, 3/8/2027	2,500,000	2,364,575
144A, 5.625%, 1/17/2028	1,000,000	946,508
(Cost $3,531,800)		3,311,083
Pakistan 1.2%
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027 (Cost $1,000,000)	1,000,000	981,600
Russia 7.1%
Gazprom PJSC:
144A, 5.15%, 2/11/2026	500,000	556,269
144A, 6.51%, 3/7/2022	1,000,000	1,071,822
Russian Federation, 144A, 4.25%, 6/23/2027	400,000	450,792
Vnesheconombank:
REG S, 5.942%, 11/21/2023	500,000	556,256
144A, 6.025%, 7/5/2022	1,200,000	1,283,328
144A, 6.8%, 11/22/2025	1,400,000	1,669,724
(Cost $5,109,632)		5,588,191
Rwanda 0.5%
Republic of Rwanda, 144A, 6.625%, 5/2/2023 (Cost $404,743)	400,000	404,080
Senegal 3.1%
Republic of Senegal, 144A, 6.25%, 7/30/2024 (Cost $2,301,888)	2,300,000	2,402,304
South Africa 3.4%
Eskom Holdings SOC Ltd.:
REG S, 6.35%, 8/10/2028	500,000	503,250
144A, 7.125%, 2/11/2025	1,450,000	1,381,705
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	800,000	792,432
(Cost $2,824,486)		2,677,387
Sri Lanka 2.2%
Republic of Sri Lanka:
144A, 5.875%, 7/25/2022	1,300,000	1,098,537
144A, 6.2%, 5/11/2027	900,000	657,003
(Cost $2,160,617)		1,755,540
Supranational 4.7%
Banque Ouest Africaine de Developpement:
144A, 5.0%, 7/27/2027	1,500,000	1,573,185
144A, 5.5%, 5/6/2021	1,000,000	1,023,100
Eurasian Development Bank, 144A, 4.767%, 9/20/2022	1,000,000	1,047,500
(Cost $3,463,878)		3,643,785
Tajikistan 1.7%
Republic of Tajikistan, 144A, 7.125%, 9/14/2027 (Cost $1,575,000)	1,575,000	1,346,026
Tunisia 2.9%
Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025 (Cost $2,408,231)	2,500,000	2,293,724
Turkey 11.6%
Export Credit Bank of Turkey:
144A, 5.375%, 10/24/2023	1,000,000	944,900
144A, 6.125%, 5/3/2024	1,000,000	951,240
Republic of Turkey:
4.25%, 4/14/2026	3,150,000	2,747,745
6.0%, 3/25/2027	550,000	516,725
TC Ziraat Bankasi AS, 144A, 5.125%, 9/29/2023	1,700,000	1,597,490
Turkiye Garanti Bankasi AS, REG S, 5.875%, 3/16/2023	500,000	492,500
Turkiye Vakiflar Bankasi TAO, 144A, 5.75%, 1/30/2023	1,900,000	1,829,457
(Cost $9,410,003)		9,080,057
Ukraine 2.9%
Government of Ukraine, 144A, 7.75%, 9/1/2022 (Cost $2,237,964)	2,200,000	2,286,689
Venezuela 0.1%
Petroleos de Venezuela SA:
144A, 6.0%, 5/16/2024 * (b)	1,750,000	43,750
144A, 9.0%, 11/17/2021 * (b)	1,480,000	37,000
(Cost $1,222,980)		80,750
Zambia 1.4%
Republic of Zambia, 144A, 8.5%, 4/14/2024 (Cost $1,994,774)	1,900,000	1,063,240
Total Bonds (Cost $75,862,940)		72,255,705
	Shares	Value ($)
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (c) (d) (Cost $1,159,800)	1,159,800	1,159,800
Cash Equivalents 6.0%
DWS Central Cash Management Government Fund, 0.11% (c) (Cost $4,706,642)	4,706,642	4,706,642
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $81,729,382)	99.9	78,122,147
Other Assets and Liabilities, Net	0.1	48,146
Net Assets	100.0	78,170,293

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2020 are as follows:

Value ($) at 10/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2020	Value ($) at 7/31/2020
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (c) (d)
1,384,363	—	224,563 (e)	—	—	5,997	—	1,159,800	1,159,800
Cash Equivalents 6.0%
DWS Central Cash Management Government Fund, 0.11% (c)
1,485,755	16,581,007	13,360,120	—	—	20,003	—	4,706,642	4,706,642
2,870,118	16,581,007	13,584,683	—	—	26,000	—	5,866,442	5,866,442

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Petroleos de Venezuela SA* (b)	6.00%	5/16/2024	1,750,000	770,230	43,750
Petroleos de Venezuela SA* (b)	9.00%	11/17/2021	1,480,000	452,750	37,000
				1,222,980	80,750

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2020 amounted to $1,118,625, which is 1.4% of net assets.

(b)	Restricted security.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Petroleos de Venezuela SA	February 2017	770,230	43,750	0.06
Petroleos de Venezuela SA	February 2017	452,750	37,000	0.05
Total Restricted Securities		1,222,980	80,750	0.11

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2020.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
B.S.C.: Bahrain Shareholding Company
CJSC: Closed Joint Stock Company
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOC: State Owned Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments Bonds (f)	$—	$72,255,705	$—	$72,255,705
Short-Term Investments (f)	5,866,442	—	—	5,866,442
Total	$5,866,442	$72,255,705	$—	$78,122,147

(f)	See Investment Portfolio for additional detailed categorizations.